S000069539 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	63 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.01%	2.33%	3.05%
Performance Inception Date			Sep. 17, 2020
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.24%	0.28%	1.03%
Performance Inception Date			Sep. 17, 2020
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.36%	0.82%	1.39%
Performance Inception Date			Sep. 17, 2020
Institutional Class Shares | JP Morgan EMBI GD (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%	2.38%
Performance Inception Date			Sep. 17, 2020
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.37%	1.34%	2.09%
Performance Inception Date			Sep. 17, 2020
Class A Shares | JP Morgan EMBI BD Grade (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%	2.38%
Performance Inception Date			Sep. 17, 2020
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	14.24%	1.44%	2.16%
Performance Inception Date			Sep. 17, 2020
Class C Shares | JP Morgan EMBI BD Grade (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%	2.38%
Performance Inception Date			Sep. 17, 2020